Transactions with Related Parties - Charter Revenues (Table) (Details) - M/T Aristotelis	12 Months Ended
Dec. 31, 2019
Related Party Transaction
Time Charter (TC) in years	1.0
Commencement of Charter	01/2017
Termination	03/2018
Gross Daily Hire Rate	$13.8
Net Daily Hire Rate	$13.6